Consolidated Statements of Cash Flows	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Operating activities
Net loss	$ (668,749)	$ (3,062,798)	$ (2,691,670)
Items not affecting cash:
Depreciation of property and equipment	16,618	16,492	16,492
Accretion expense	290,208	272,501	279,834
Accrued interest	541,030	531,797	471,596
Stock-based compensation	0	6,517	217,965
Loss (gain) on revaluation of warrant liabilities	(228,625)	826,393	0
Loss (gain) on debt settlement	78,345	118,784	0
Impairment of inventory	126,000	0	0
Loss (gain) on revaluation of derivative liabilities	(1,360,463)	78,915	(658,503)
Loss (gain) on conversion of convertible debentures	9,821	45,535	21,120
Loss (gain) on repayment of convertible debentures	5,484	62,253	27,243
Loss (gain) on extinguishment of convertible debentures	(21,994)	388,985	1,400,823
Foreign exchange loss (gain)	(31,781)	(30,539)	(67,031)
Total adjustments to reconcile profit (loss)	(1,244,106)	(745,165)	(982,131)
Net changes in non-cash working capital:
Prepaid expenses and other receivables	(7,132)	(37,737)	(85,799)
Deposit liability	0	0	63,000
Trade payables and other liabilities	(71,769)	156,978	(78,290)
Cash flows used in operating activities	(1,323,007)	(625,924)	(1,083,220)
Investing activity
Purchase of property and equipment	(2,729)	0	(2,044)
Cash flows used in investing activity	(2,729)	0	(2,044)
Financing activities
Principal payments on lease liability	(16,333)	(17,381)	(15,609)
Proceeds from private placements of shares and warrants	926,083	631,456	535,525
Share issuance costs	(31,515)	(24,520)	(25,586)
Proceeds from the exercise of options	0	0	214,140
Proceeds from the exercise of warrants	427,859	0	0
Proceeds from issuance of convertible debentures	562,000	417,950	645,151
Repayments of convertible debentures	(417,915)	(287,460)	(270,000)
Cash flows provided by financing activities	1,450,179	720,045	1,083,621
Net change in cash	124,443	94,121	(1,643)
Cash - beginning of period	125,705	31,584	33,227
Cash - end of period	250,148	125,705	31,584
Supplemental cash flow information
Repayment penalties paid (classified in operating activities)	129,355	63,263	0
Interest paid on convertible debt (classified in operating activities)	75,010	72,867	64,679
Interest converted on convertible debt (classified in operating activities)	104,541	52,772	238,859
Interest paid on non-convertible debt (classified in operating activities)	8,828	9,081	9,170
Interest on lease liability (classified in operating activities)	1,044	1,820	3,323
Carrying amount of convertible debentures converted into common shares	162,366	716,674	1,742,226
Cash issuance costs (classified in operating activities)	24,558	13,326	0
Shares issued on settlement of accounts payable & convertible debt	119,615	29,687	0
ROU asset and lease liability recognized	$ 34,972	$ 0	$ 0